11. Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Deferred tax assets
Net operating loss carryforwards - United States	$ 508	$ 0	$ 0
Net operating loss carryforwards - International	994	853	674
Valuation allowance	(1,502)	853	674
Net deferred tax assets	$ 0	$ 0	$ 0